Small-Cap Momentum Fund
FUND SUMMARY: SMALL-CAP MOMENTUM FUND
Investment Objective:
The Small-Cap Momentum Fund (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Small-Cap Momentum Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees (as a percentage of amount redeemed for shares held less than 6 months)	2.00%
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Small-Cap Momentum Fund Class N
Management Fees		0.55%
Distribution and/or Service (12b-1) Fees		none
Acquired Fund Fees and Expenses	[1]	0.03%
Other Expenses		5.18%
Total Annual Fund Operating Expenses		5.76%
Fee Waiver and/or Expense Reimbursement	[2]	(4.83%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	[3]	0.93%
[1]	Acquired Fund Fees and Expenses are expenses incurred by the Fund through its ownership of shares in other investment companies, including business development companies.
[2]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.90%. Acquired Fund Fees and Expenses are not included in the 0.90% expense limitation. The expense limitation cannot be changed or eliminated without shareholder approval. The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.
[3]	Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement) do not correlate to the expense ratio in the Financial Highlights, which reflects operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Small-Cap Momentum Fund Class N	95	296	515	1,143

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 230% of the average value of its portfolio.
Principal Investment Strategies:
Under normal circumstances, the Fund invests 80% of its net assets (plus borrowings for investment purposes) in equity or equity-related securities (“common stocks”) of small-cap companies at the time of purchase. The Fund primarily invests in small-cap stocks that are listed on the New York Stock Exchange, NYSE MKT and NASDAQ that the Adviser determines to have positive risk-adjusted momentum (i.e., above-average recent returns) based on a statistically driven approach. The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

Although the Fund seeks investments across a number of sectors, from time to time, in pursuing the Fund’s investment strategy, the Fund may have significant positions in particular sectors.

The Adviser expects to rebalance the Fund’s portfolio (selling securities that, in the Adviser’s opinion, have lower risk-adjusted momentum and buying securities that, in the Adviser’s opinion, have higher risk-adjusted momentum) no less frequently than quarterly, and thus, the Fund engages in active and frequent trading of portfolio securities.

The Fund may purchase stock market index futures in order to hedge cash.
Principal Risks:
The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock-market or of the value of the individual securities held by the Fund, and shareholders could lose money.

Investing in securities with positive risk-adjusted momentum entails investing in securities that may be more volatile than a broad cross-section of stock market securities.

Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks.

Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Investments in foreign securities can be more volatile than investments in U.S. securities.

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

The Fund’s use of futures to manage risk or hedge market volatility may not always be successful hedges, their prices can be highly volatile, they may not always successfully manage risk and they could lower the Fund’s total return.
Performance:
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for the period compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at www.bridgeway.com or by calling 800-661-3550.
Small-Cap Momentum Fund Annual % Return as of 12/31

Return from 1/1/12 through 9/30/12 was 13.65%.

	Quarter	Total Return
Best Quarter:	Q4 11	18.80%
Worst Quarter:	Q3 11	-22.68%

Average Annual Total Returns (For the periods ended 12/31/11)
Average Annual Total Returns Small-Cap Momentum Fund		1 Year	Since Inception	Inception Date
Class N		(0.92%)	10.84%	May 28, 2010
Class N Return After Taxes on Distributions	[1]	(4.30%)	8.37%
Class N Return After Taxes on Distributions and Sale of Fund Shares	[1]	(0.44%)	7.89%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)		(4.18%)	8.78%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.